Segment Information	12 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
SEGMENT INFORMATION

14. SEGMENT INFORMATION

The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Company’s CODM has been identified as the Chief Executive Officer of the Company, who reviews disaggregated financial information by segment when making decisions about allocating resources and assessing performance of the Company.

The Company’s operations are organized into segments, consisting of E-commerce services, technology Empowerment service and Wealth Management services. Segment information is presented after elimination of inter-segment transactions and revenues, cost of goods sold, origination and servicing and operating expenses are directly attributable, or are allocated, to each segment. The CODM measures the performance of each segment based on metrics of revenues and net income (loss) and uses these results to evaluate the performance of, and to allocate resources to each of the segments. The tables below provide a summary of the Group’s segment operating results for the years ended December 31, 2023, 2024 and 2025, respectively.

	For the year ended December 31, 2025
	E-commerce services	Technology empowerment services	Wealth management services	Unallocated items(i)	Consolidated
	RMB	RMB	RMB	RMB	RMB
Total revenues	134,308	117,698	37,874	—	289,880
Operating costs and expenses:
Cost of goods sold	25,287	—	—	—	25,287
Sales and marketing	4,469	7,398	524	—	12,391
Origination and servicing	—	26,284	33,492	—	59,776
General and administrative	24,474	29,749	42,778	84,355	181,356
Total operating costs and expenses	54,230	63,431	76,794	84,355	278,810
Operating income (loss)	80,078	54,267	(38,920)	(84,355)	11,070
Total other income, net	5,632	15,412	107,900	83,707	212,651
Income (loss) before income taxes	85,710	69,679	68,980	(648)	223,721
Income taxes	19,755	12,099	11,369	13,109	56,332
Net income (loss)	65,955	57,580	57,611	(13,757)	167,389
Less: net (loss) income attributable to non-controlling interests	—	(987)	200	(25)	(812)
Net income (loss) attributable to 9F, Inc.	65,955	58,567	57,411	(13,732)	168,201

	For the year ended December 31, 2024
	E-commerce services	Technology empowerment services	Wealth management services	Unallocated items(i)	Consolidated
	RMB	RMB	RMB	RMB	RMB
Total revenues	124,973	143,648	41,353	—	309,974
Operating costs and expenses:
Cost of goods sold	29,751	—	—	—	29,751
Sales and marketing	5,916	7,626	547	—	14,089
Origination and servicing	—	47,331	30,766	—	78,097
General and administrative	36,640	32,302	42,376	111,610	222,928
Total operating costs and expenses	72,307	87,259	73,689	111,610	344,865
Operating income (loss)	52,666	56,389	(32,336)	(111,610)	(34,891)
Total other income (loss), net	1,011	(20,288)	(4,697)	123,004	99,030
Income (loss) before income taxes	53,677	36,101	(37,033)	11,394	64,139
Income taxes	12,223	1,775	(1,857)	1,841	13,982
Net income (loss)	41,454	34,326	(35,176)	9,553	50,157
Less: net (loss) income attributable to non-controlling interests	—	—	(6)	179	173
Net income (loss) attributable to 9F, Inc.	41,454	34,326	(35,170)	9,374	49,984
	For the year ended December 31, 2023
	E-commerce services	Technology empowerment services	Wealth management services	Unallocated items(i)	Consolidated
	RMB	RMB	RMB	RMB	RMB
Total revenues	142,628	247,770	22,051	—	412,449
Operating costs and expenses:
Cost of goods sold	61,654	—	—	—	61,654
Sales and marketing	9,146	13,257	4,766	632	27,801
Origination and servicing	—	42,699	10,826	—	53,525
General and administrative	43,343	118,950	109,386	(1,389)	270,290
Total operating costs and expenses	114,143	174,906	124,978	(757)	413,270
Operating income (loss)	28,485	72,864	(102,927)	757	(821)
Total other income (loss), net	2,171	4,320	83,326	(221,600)	(131,783)
Income (loss) before income taxes	30,656	77,184	(19,601)	(220,843)	(132,604)
Income taxes	7,424	(609)	(372)	1,302	7,745
Net income (loss)	23,232	77,793	(19,229)	(222,145)	(140,349)
Less: net income (loss) attributable to non-controlling interests	—	—	18	(177)	(159)
Net income (loss) attributable to 9F, Inc.	23,232	77,793	(19,247)	(221,968)	(140,190)

(i)	Unallocated items primarily relate to certain costs incurred for corporate functions and other miscellaneous items that are not allocated to individual segments.